PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Communication Services : 2.9%
25,094
(1)
Cargurus, Inc.
$ 868,252
0.5
67,038
(1)
Grindr, Inc.
1,048,474
0.6
37,581
(1)
Magnite, Inc.
975,227
0.5
118,009
(1)
Vimeo, Inc.
495,638
0.3
24,009
(1)
Yelp, Inc.
759,165
0.4
130,693
(1)
ZipRecruiter, Inc.
- Class A
653,465
0.4
40,480
(1)
ZoomInfo
Technologies, Inc.
441,232
0.2
5,241,453
2.9
Consumer Discretionary : 5.8%
26,089
H&R Block, Inc.
1,313,581
0.7
9,103  Monarch Casino &
Resort, Inc.
949,716
0.5
100,871
(1)(2)
Peloton Interactive,
Inc. - Class A
766,620
0.4
23,207  Red Rock Resorts, Inc.
- Class A
1,435,817
0.8
193,672
(1)
Sabre Corp.
346,673
0.2
71,608
(1)
Sonos, Inc.
996,783
0.6
41,261
Steven Madden Ltd.
1,198,219
0.7
63,348
(1)
Tri Pointe Homes, Inc.
2,238,085
1.3
73,434
(1)
Udemy, Inc.
503,757
0.3
107,181
(1)
Under Armour, Inc.
- Class A
535,905
0.3
10,285,156
5.8
Consumer Staples : 0.7%
44,697
Dole PLC
657,940
0.4
9,831  John B Sanfilippo &
Son, Inc.
638,032
0.3
1,295,972
0.7
Energy : 4.3%
281,878
(1)
Clean Energy Fuels
Corp.
741,339
0.4
43,536  Excelerate Energy, Inc.
- Class A
1,063,149
0.6
39,916
(1)
Hallador Energy Co.
651,030
0.4
137,346
(1)
Helix Energy Solutions
Group, Inc.
905,110
0.5
49,755
HighPeak Energy, Inc.
383,114
0.2
74,473
Murphy Oil Corp.
1,851,399
1.0
92,548
SFL Corp. Ltd.
752,415
0.4
128,323
(1)
Uranium Energy Corp.
1,371,773
0.8
7,719,329
4.3
Financials : 19.8%
33,700
Arrow Financial Corp.
1,001,901
0.6
59,752
BCB Bancorp, Inc.
531,793
0.3
36,604  Berkshire Hills
Bancorp, Inc.
956,463
0.5
159,349  BGC Group, Inc.
- Class A
1,563,214
0.9
13,936  Cathay General
Bancorp
695,546
0.4
46,799  ConnectOne Bancorp,
Inc.
1,198,054
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
77,844  Eastern Bankshares,
Inc.
$ 1,331,911
0.8
51,520  Farmers National Banc
Corp.
782,074
0.4
90,683  First BanCorp/Puerto
Rico
2,015,883
1.1
44,203  First Commonwealth
Financial Corp.
784,603
0.4
64,115
Fulton Financial Corp.
1,260,501
0.7
180,520
(1)
Genworth Financial,
Inc. - Class A
1,547,056
0.9
38,030  Hancock Whitney
Corp.
2,392,848
1.4
25,142
Hilltop Holdings, Inc.
881,981
0.5
78,134
Hope Bancorp, Inc.
869,631
0.5
46,189  KKR Real Estate
Finance Trust, Inc.
444,800
0.3
92,559
Ladder Capital Corp.
1,075,536
0.6
86,770
MFA Financial, Inc.
885,054
0.5
13,052
NBT Bancorp, Inc.
577,812
0.3
41,359
OppFi, Inc.
422,275
0.2
18,385
Origin Bancorp, Inc.
714,993
0.4
79,698
P10, Inc. - Class A
983,473
0.6
66,529  Pagseguro Digital Ltd.
- Class A
596,100
0.3
127,705
(1)
Payoneer Global, Inc.
887,550
0.5
130,658
(2)
Ready Capital Corp.
556,603
0.3
148,296
Redwood Trust, Inc.
907,571
0.5
28,734
Renasant Corp.
1,124,361
0.6
3,449
(1)
Root, Inc. - Class A
318,067
0.2
45,850  Simmons First National
Corp. - Class A
952,763
0.5
49,990  United Community
Banks, Inc.
1,669,666
0.9
155,511  Valley National
Bancorp
1,626,645
0.9
27,792  Victory Capital
Holdings, Inc. - Class A
1,981,014
1.1
78,125
WisdomTree, Inc.
1,063,281
0.6
40,872
XP, Inc. - Class A
741,418
0.4
35,342,441
19.8
Health Care : 16.4%
68,864
(1)
ADMA Biologics, Inc.
1,188,593
0.7
50,809
(1)
Alignment Healthcare,
Inc.
831,235
0.5
131,176
(1)
Amicus Therapeutics,
Inc.
995,626
0.6
37,362
(1)
Avanos Medical, Inc.
446,102
0.2
108,987
(1)
BioCryst
Pharmaceuticals, Inc.
905,682
0.5
13,895
Bio-Techne Corp.
759,084
0.4
57,984
(1)
BrightSpring Health
Services, Inc.
1,373,641
0.8
30,213
Bruker Corp.
1,026,638
0.6
413,722
(1)
Cerus Corp.
541,976
0.3
90,470
(1)
Fortrea Holdings, Inc.
891,129
0.5
25,407
(1)
Guardant Health, Inc.
1,712,940
1.0
17,557
(1)
HealthEquity, Inc.
1,568,367
0.9

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
22,053
(1)(2)
Hims & Hers Health,
Inc.
$ 933,944
0.5
62,687
(1)(2)
Intellia Therapeutics,
Inc.
711,811
0.4
13,474
(1)
Merit Medical Systems,
Inc.
1,219,936
0.7
19,313
(1)
Mirum
Pharmaceuticals, Inc.
1,426,651
0.8
326,041
(1)
OPKO Health, Inc.
449,937
0.2
42,560
(1)
Option Care Health,
Inc.
1,220,621
0.7
38,195
(1)
Orthofix Medical, Inc.
572,161
0.3
28,716
(1)
Phreesia, Inc.
909,149
0.5
34,425
(1)
Progyny, Inc.
814,840
0.5
22,478
(1)
PTC Therapeutics, Inc.
1,108,840
0.6
22,521
QIAGEN N.V.
1,047,226
0.6
12,846
(1)
Rhythm
Pharmaceuticals, Inc.
1,325,065
0.7
22,412
(1)
Rigel Pharmaceuticals,
Inc.
870,706
0.5
242,892
(1)(2)
Savara, Inc.
796,686
0.4
23,514
(1)(2)
Scholar Rock Holding
Corp.
767,732
0.4
27,798
(1)
Tandem Diabetes
Care, Inc.
347,753
0.2
50,043
(1)
Travere Therapeutics,
Inc.
875,752
0.5
68,593
(1)
WaVe Life Sciences
Ltd.
658,493
0.4
110,782
(1)(2)
Xeris Biopharma
Holdings, Inc.
867,423
0.5
29,165,739
16.4
Industrials : 18.7%
51,068  Aebi Schmidt Holding
AG
627,626
0.3
9,422  Albany International
Corp. - Class A
598,391
0.3
12,904  Allison Transmission
Holdings, Inc.
1,126,648
0.6
18,532  Apogee Enterprises,
Inc.
814,945
0.5
9,152  Applied Industrial
Technologies, Inc.
2,412,284
1.4
91,076
(1)
Archer Aviation, Inc.
- Class A
815,130
0.5
22,799  Atmus Filtration
Technologies, Inc.
1,015,011
0.6
28,664
(2)
Cadre Holdings, Inc.
883,138
0.5
57,270
(1)
CoreCivic, Inc.
1,161,436
0.6
20,937  CSG Systems
International, Inc.
1,343,318
0.8
28,072  Enerpac Tool Group
Corp.
1,188,569
0.7
33,281
(1)
ExlService Holdings,
Inc.
1,457,042
0.8
39,539
Flowserve Corp.
2,121,663
1.2
8,956  Franklin Electric Co.,
Inc.
876,434
0.5
49,673
(1)
GEO Group, Inc.
1,030,218
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
12,991
Insperity, Inc.
$ 717,363
0.4
34,410
Kennametal, Inc.
737,406
0.4
71,863
(1)
Legalzoom.com, Inc.
796,242
0.4
5,014  Lincoln Electric
Holdings, Inc.
1,216,547
0.7
95,538
(1)
Manitowoc Co., Inc.
945,826
0.5
34,321
Marten Transport Ltd.
406,361
0.2
64,945  Mueller Water
Products, Inc. - Class A
1,711,950
1.0
57,181
(1)
NOW, Inc.
914,896
0.5
29,362
nVent Electric PLC
2,654,031
1.5
13,079
Pentair PLC
1,406,385
0.8
30,104  Primoris Services
Corp.
3,568,829
2.0
10,449
TriNet Group, Inc.
756,717
0.4
33,304,406
18.7
Information Technology : 17.2%
227,528
(1)
8x8, Inc.
450,505
0.3
52,318
A10 Networks, Inc.
926,552
0.5
29,892
(1)
ACI Worldwide, Inc.
1,475,170
0.8
55,751
(1)
Amplitude, Inc. - Class
A
637,234
0.4
54,013
(1)
Arlo Technologies, Inc.
940,366
0.5
15,762
(1)
ASGN, Inc.
855,089
0.5
85,592
(1)
AvePoint, Inc.
1,400,285
0.8
44,800
(1)
Box, Inc. - Class A
1,461,824
0.8
48,527
(1)
Cerence, Inc.
510,989
0.3
45,406
(1)
Clearwater Analytics
Holdings, Inc. - Class A
938,542
0.5
56,707
(1)
Cohu, Inc.
1,128,469
0.6
38,650
(1)
Confluent, Inc. - Class
A
767,589
0.4
17,134
(1)
Credo Technology
Group Holding Ltd.
2,108,424
1.2
22,613
CTS Corp.
960,826
0.6
29,062
(1)
Dropbox, Inc. - Class A
844,542
0.5
40,913
(1)
Extreme Networks, Inc.
874,720
0.5
34,972  Ingram Micro Holding
Corp.
684,402
0.4
20,051
(1)
Intapp, Inc.
922,146
0.5
26,398
(1)(2)
IonQ, Inc.
1,128,251
0.6
42,461
(1)
Knowles Corp.
906,542
0.5
4,560
Littelfuse, Inc.
1,184,825
0.7
40,809
(1)
MaxLinear, Inc.
641,518
0.4
32,953
(1)
PagerDuty, Inc.
551,633
0.3
39,900
(1)
Photronics, Inc.
904,533
0.5
18,961
(1)
Pure Storage, Inc.
- Class A
1,471,563
0.8
22,554
(1)
Rambus, Inc.
1,663,809
0.9
82,767
(1)
Sprinklr, Inc. - Class A
715,107
0.4
36,437
(1)
Vertex, Inc. - Class A
940,803
0.5
64,843
(1)
Viavi Solutions, Inc.
731,429
0.4
101,558
(1)
Yext, Inc.
923,162
0.5
49,743
(1)
Zeta Global Holdings
Corp. - Class A
976,953
0.6
30,627,802
17.2
Materials : 3.1%
17,449
Avient Corp.
652,593
0.4

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Small Company Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
4,932
Balchem Corp.
$ 799,428
0.4
100,052
(1)
Cleveland-Cliffs, Inc.
1,075,559
0.6
46,419
Element Solutions, Inc.
1,193,897
0.7
5,223
Innospec, Inc.
457,482
0.3
108,231
(1)
Rayonier Advanced
Materials, Inc.
602,847
0.3
165,130
Tronox Holdings PLC
706,756
0.4
5,488,562
3.1
Real Estate : 6.6%
74,397
Acadia Realty Trust
1,488,684
0.8
30,082  Alexander & Baldwin,
Inc.
581,786
0.3
118,604  Apartment Investment
and Management Co.
- Class A
928,669
0.5
25,698  Broadstone Net Lease,
Inc.
477,726
0.3
123,869  DiamondRock
Hospitality Co.
1,060,319
0.6
18,547  First Industrial Realty
Trust, Inc.
975,572
0.6
45,362
(2)
Gladstone Land Corp.
417,330
0.2
205,935
(1)
Hudson Pacific
Properties, Inc.
578,677
0.3
17,107
LTC Properties, Inc.
624,406
0.4
120,864  Medical Properties
Trust, Inc.
543,888
0.3
19,366  National Storage
Affiliates Trust
624,166
0.4
56,184
Peakstone Realty Trust
714,661
0.4
30,239  Plymouth Industrial
REIT, Inc.
665,258
0.4
144,918  Summit Hotel
Properties, Inc.
794,151
0.4
35,797  Tanger Factory Outlet
Centers, Inc.
1,223,541
0.7
11,698,834
6.6
Utilities : 2.6%
34,655
Avista Corp.
1,266,294
0.7
13,443
Black Hills Corp.
804,026
0.5
71,701
(1)
Hawaiian Electric
Industries, Inc.
929,245
0.5
14,374  Northwest Natural
Holding Co.
596,952
0.3
3,898
NorthWestern Corp.
224,174
0.1
20,861  Portland General
Electric Co.
892,433
0.5
4,713,124
2.6
Total Common Stock
(Cost $187,049,281)
174,882,818
98.1
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 1.5%
10,985
(2)
iShares Russell 2000
ETF
$ 2,583,342
1.5
Total Exchange-Traded
Funds
(Cost $2,495,661)
2,583,342
1.5
Total Long-Term
Investments
(Cost $189,544,942)
177,466,160
99.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.7%
Repurchase Agreements : 4.6%
2,130,315
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
08/29/2025, 4.340%,
due 09/02/2025
(Repurchase
Amount $2,131,328,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$2,172,921, due
04/23/27-07/20/65)
2,130,315
1.2
2,130,315
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.340%,
due 09/02/2025
(Repurchase
Amount $2,131,328,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 2.000%-
6.500%, Market Value
plus accrued interest
$2,172,921, due
06/01/28-06/01/64)
2,130,315
1.2

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Small Company Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
35,197
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase Amount
$35,214, collateralized
by various U.S.
Government
Securities, 0.000%-
1.625%, Market
Value plus accrued
interest $35,901, due
04/15/27-08/15/53)
$ 35,197
0.0
289,568
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $289,705,
collateralized
by various U.S.
Government
Securities, 4.500%,
Market Value plus
accrued interest
$295,359, due
12/31/31)
289,568
0.2
245,637
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $245,754,
collateralized
by various U.S.
Government
Securities, 2.875%-
4.625%, Market
Value plus accrued
interest $250,550, due
06/30/27-02/15/35)
245,637
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,107,370
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
08/29/2025, 4.330%,
due 09/02/2025
(Repurchase
Amount $1,107,895,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,129,517, due
09/11/25-08/15/55)
$ 1,107,370
0.6
2,284,276
(3)
State Of Wisconsin
Investment Board,
Repurchase
Agreement dated
08/29/2025, 4.430%,
due 09/02/2025
(Repurchase
Amount $2,285,385,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$2,326,350, due
10/15/26-02/15/54)
2,284,276
1.3
Total Repurchase
Agreements
(Cost $8,222,678)
8,222,678
4.6
Time Deposits : 0.7%
220,000
(3)
Canadian Imperial
Bank of Commerce,
4.320
%,
09/02/2025 220,000
0.1
220,000
(3)
DZ Bank AG,
4.310
%,
09/02/2025 220,000
0.1
220,000
(3)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
09/02/2025 220,000
0.1
220,000
(3)
Mizuho Bank Ltd.,
4.330
%,
09/02/2025 220,000
0.2
160,000
(3)
NRW Bank,
4.330
%,
09/02/2025 160,000
0.1
220,000
(3)
Societe Generale S.A.,
4.330
%,
09/02/2025 220,000
0.1
Total Time Deposits
(Cost $1,260,000)
1,260,000
0.7

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Small Company Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
620,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.190%
(Cost $620,000) $ 620,000 0.4
Total Short-Term
Investments
(Cost $10,102,678)
$ 10,102,678
5.7
Total Investments in
Securities
(Cost $199,647,620) $ 187,568,838 105.3
Liabilities in Excess
of Other Assets (9,380,950) (5.3)
Net Assets $ 178,187,888 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Small Company Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 174,882,818 $ — $ — $ 174,882,818
Exchange-Traded Funds 2,583,342 — — 2,583,342
Short-Term Investments 620,000 9,482,678 — 10,102,678
Total Investments, at fair value $ 178,086,160 $ 9,482,678 $ — $ 187,568,838
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 13,190,501
Gross Unrealized Depreciation (25,269,283)
Net Unrealized Depreciation $ (12,078,782)